GENERAL AND ADMINISTRATIVE EXPENSES (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016
Analysis of income and expense [abstract]
Salaries and benefits	$ 18,318	$ 12,934
Share-based payments	5,657	7,224
Consulting and professional fees	9,028	8,340
Transaction costs	0	11,134
Administrative and other	12,785	7,875
General and administrative	$ 45,788	$ 47,507